Financial assets and liabilities - Financing activity (Details) £ in Millions													12 Months Ended
	Dec. 07, 2017 USD ($)	Jun. 12, 2017 USD ($)	Apr. 10, 2017 USD ($)	Mar. 09, 2017 EUR (€)	Mar. 09, 2017 USD ($)	Mar. 02, 2017 USD ($)	Jan. 30, 2017 USD ($)	Nov. 15, 2016 USD ($)	Oct. 03, 2016	Sep. 16, 2016 EUR (€)	May 16, 2016 EUR (€)	May 16, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Aug. 01, 2017	Jun. 30, 2017 GBP (£)	Jun. 12, 2017 GBP (£)	Mar. 08, 2017 EUR (€)	Mar. 08, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Sep. 16, 2016 USD ($)	May 16, 2016 USD ($)
Financial assets and liabilities
Issuance of notes																			$ 10,064,000,000							$ 9,561,000,000
Repayment of principal amount outstanding													$ 4,385,000,000	$ 2,604,000,000		$ 221,000,000
Borrowing capacity available																			814,000,000							264,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Issuance of notes																											$ 770,000,000
Aggregate principal amount																			$ 770,000,000							$ 770,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate										7.125%							7.125%	7.125%	7.125%						7.125%	7.125%	7.125%
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate										7.875%							7.875%	7.875%	7.875%						7.875%	7.875%	7.875%
6.625%/7.375% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Issuance of notes | €										€ 845,000,000
Aggregate principal amount | €																		€ 845,000,000							€ 845,000,000
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate										6.625%							6.625%	6.625%	6.625%						6.625%	6.625%	6.625%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate										7.375%							7.375%	7.375%	7.375%						7.375%	7.375%	7.375%
6.000% Senior Notes due 2025
Financial assets and liabilities
Stated interest rate																	6.00%	6.00%	6.00%
Aggregate principal amount																			$ 1,700,000,000
First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Aggregate principal amount																										$ 1,110,000,000
6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate																									6.25%	6.25%
Aggregate principal amount																										$ 415,000,000
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Stated interest rate																	2.75%	2.75%	2.75%
Aggregate principal amount | €																		€ 750,000,000
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate																	4.25%	4.25%	4.25%						4.25%	4.25%
Aggregate principal amount																			$ 715,000,000						€ 1,155,000,000
Term Loan B Facility due 2021
Financial assets and liabilities
Aggregate principal amount																										$ 663,000,000
6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate																									6.75%	6.75%
Aggregate principal amount																										$ 415,000,000
4.750% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate																	4.75%	4.75%	4.75%
Aggregate principal amount | £																	£ 400
Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Aggregate principal amount																										$ 500,000,000
LIBOR											LIBOR	LIBOR
Asset-based revolving credit facility
Financial assets and liabilities
Borrowing capacity available																			$ 813,000,000
Aggregate principal amount																			$ 813,000,000
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate																	4.625%	4.625%	4.625%						4.625%	4.625%
Aggregate principal amount																			$ 1,000,000,000							$ 1,000,000,000
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate																	4.125%	4.125%	4.125%						4.125%	4.125%
Aggregate principal amount | €																		€ 440,000,000							€ 440,000,000
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate																	7.25%	7.25%	7.25%						7.25%	7.25%
Aggregate principal amount																			$ 1,650,000,000							$ 1,650,000,000
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate																	6.75%	6.75%	6.75%						6.75%	6.75%
Aggregate principal amount | €																		€ 750,000,000							€ 750,000,000
8.75% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate															8.75%	8.75%
Repayment of principal amount outstanding | €															€ 180,000,000
Ardagh Group S.A. | 6.000% Senior Notes due 2025
Financial assets and liabilities
Issuance of notes							$ 1,000,000,000																	$ 700,000,000
Stated interest rate							6.00%																6.00%	6.00%
Ardagh Group S.A. | First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Repayment of principal amount outstanding					$ 265,000,000		$ 845,000,000
Ardagh Group S.A. | 6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate						6.25%
Repayment of principal amount outstanding						$ 415,000,000
Ardagh Group S.A. | 2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Issuance of notes | €																							€ 750,000,000
Stated interest rate																							2.75%	2.75%
Ardagh Group S.A. | 4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Issuance of notes																								$ 715,000,000
Stated interest rate																							4.25%	4.25%
Ardagh Group S.A. | 4.250% First Priority Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate				4.25%	4.25%															4.25%
Repayment of principal amount outstanding | €				€ 750,000,000
Ardagh Group S.A. | Term Loan B Facility due 2021
Financial assets and liabilities
Debt instrument extended term									2 years
Ardagh Group S.A. | Term Loan B Facility due 2019
Financial assets and liabilities
Repayment of principal amount outstanding					$ 663,000,000
Ardagh Group S.A. | 6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate			6.75%
Repayment of principal amount outstanding			$ 415,000,000
Ardagh Group S.A. | 4.750% Senior Notes due 2027
Financial assets and liabilities
Issuance of notes | £																						£ 400
Stated interest rate																					4.75%	4.75%
Aggregate principal amount | £																					£ 400
Ardagh Group S.A. | Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Repayment of principal amount outstanding		$ 500,000,000
Aggregate principal amount																												$ 500,000,000
Variable Interest rate											3.25%																	3.25%
Ardagh Group S.A. | Asset-based revolving credit facility
Financial assets and liabilities
Facility term	5 years
Maximum borrowing capacity	$ 850,000,000
Borrowing capacity available																			$ 813,000,000
Ardagh Group S.A. | 4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate											4.625%																	4.625%
Aggregate principal amount																												$ 1,000,000,000
Ardagh Group S.A. | 4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate											4.125%																	4.125%
Aggregate principal amount | €											€ 440,000,000
Ardagh Group S.A. | 7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate											7.25%														7.25%	7.25%		7.25%
Aggregate principal amount																										$ 1,650,000,000		$ 1,650,000,000
Ardagh Group S.A. | 6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate											6.75%																	6.75%
Aggregate principal amount | €											€ 750,000,000
Ardagh Group S.A. | 9.250% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate											9.25%																	9.25%
Repayment of principal amount outstanding | €											€ 475,000,000
Ardagh Group S.A. | 9.125% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate											9.125%																	9.125%
Repayment of principal amount outstanding												$ 920,000,000
Ardagh Group S.A. | 7.000% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate								7.00%																	7.00%	7.00%
Repayment of principal amount outstanding								$ 135,000,000				$ 15,000,000
Aggregate principal amount																										$ 150,000,000
Ardagh Group S.A. | 8.625% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate										8.625%																	8.625%
Repayment of principal amount outstanding | €										€ 710,000,000
Ardagh Group S.A. | 8.375% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate										8.375%																	8.375%
Repayment of principal amount outstanding | €										€ 250,000,000